Investment Objectives and Goals - Auxier Focus Fund	Nov. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Auxier Focus Fund – Investor Shares, A Shares and Institutional Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Auxier Focus Fund (the “Fund”) is to provide long-term capital appreciation.